Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Line Items]
Determination of fair values from quoted market prices or valuation techniques (assets)
Determination of fair values from quoted market prices or valuation techniques
1
30.6.26 31.12.25
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading
146,714 29,092 3,389 179,195 143,009 29,358 2,333 174,699
of which: Equity instruments 128,278 761 196 129,234 127,455 538 151 128,144 of which: Government bills / bonds
8,685 4,675 1 13,361 6,868 4,298 2 11,168
of which: Investment fund units 9,651 1,238 143 11,032 8,319 1,287 71 9,677 of which: Corporate and municipal bonds 100 19,913 1,141 21,154 367 21,208 874 22,449 of which: Loans
0 2,242 1,417 3,660 0 1,703 1,111 2,814
of which: Asset-backed securities 1 262 120 383 0 324 123 447
Derivative financial instruments 1,369 188,983 2,806 193,158 581 143,966 3,230 147,778
of which: Foreign exchange 404 61,457 337 62,198 293 48,056 306 48,655 of which: Interest rate 0 32,492 813 33,304 0 33,631 1,159 34,789 of which: Equity / index
0 84,356 1,258 85,614 0 49,379 1,435 50,814
of which: Credit 0 3,956 395 4,350 0 3,587 323 3,910
of which: Commodities 0 6,599 2 6,601 3 9,239 5 9,247
Brokerage receivables
0 44,704 0 44,704 0 35,579 0 35,579
Financial assets at fair value not held for trading 49,279 54,958 9,750 113,987 47,564 51,097 8,913 107,575
of which: Financial assets for unit-linked investment contracts 22,633 61 0 22,694 20,776 145 0 20,922 of which: Corporate and municipal bonds 164 19,617 163 19,944 0 16,936 89 17,026 of which: Government bills / bonds
25,328 6,567 0 31,895 26,208 6,147 0 32,355
of which: Loans 0 5,296 5,422 10,718 0 5,760 4,226 9,987
of which: Securities financing transactions 0 21,755 968 22,724 0 20,553 937 21,490 of which: Asset-backed securities
0 1,325 431 1,756 0 1,002 480 1,482
of which: Auction rate securities
0 0 0 0 0 0 191 191
of which: Investment fund units 1,123 186 598 1,907 480 381 678 1,539 of which: Equity instruments 31 0 2,093 2,124 100 0 2,082 2,182
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income 12,266 2,251 0 14,517 11,735 2,133 0 13,868 of which: Government bills / bonds
12,162 246 0 12,409 11,659 0 0 11,659
of which: Commercial paper and certificates of deposit 0 1,817 0 1,817 0 1,944 0 1,944 of which: Corporate and municipal bonds 104 188 0 292 76 189 0 265
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 12,287 0 0 12,287 12,996 0 0 12,996
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 58 58 0 0 62 62
Total assets measured at fair value
221,915 319,988 16,002 557,905 215,886 262,133 14,538 492,557

Determination of fair values from quoted market prices or valuation techniques (liabilities)
Determination of fair values from quoted market prices or valuation techniques (continued)
1
30.6.26 31.12.25
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 48,709 13,120 53 61,882 39,315 14,278 107 53,700 of which: Equity instruments 40,106 427 48 40,581 32,533 135 65 32,734 of which: Corporate and municipal bonds 8 10,226 3 10,237 12 11,818 37 11,867 of which: Government bills / bonds
6,725 2,091 0 8,815 4,894 2,007 0 6,901
of which: Investment fund units 1,864 252 1 2,117 1,874 177 3 2,054
Derivative financial instruments 1,422 192,561 5,353 199,336 688 150,575 4,981 156,243
of which: Foreign exchange 427 56,740 101 57,268 346 49,473 77 49,895 of which: Interest rate 0 27,883 287 28,169 0 30,539 317 30,856 of which: Equity / index
0 97,427 4,375 101,802 0 58,396 4,224 62,620
of which: Credit 0 4,849 544 5,393 0 4,052 314 4,366
of which: Commodities 0 5,589 16 5,605 2 8,024 16 8,043
of which: Loan commitments measured at FVTPL
0 8 30 37 0 6 26 33
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 78,536 0 78,536 0 62,202 0 62,202
Debt issued designated at fair value 0 108,708 12,467 121,175 0 101,103 12,691 113,794
Other financial liabilities designated at fair value
0 28,502 1,324 29,826 0 26,548 1,636 28,184
of which: Financial liabilities related to unit-linked investment contracts 0 22,838 0 22,838 0 21,052 0 21,052 of which: Securities financing transactions
0 3,816 443 4,259 0 3,389 459 3,848
of which: Over-the-counter debt instruments and others 0 1,849 881 2,730 0 2,107 1,177 3,284
Total liabilities measured at fair value
50,131 421,427 19,197 490,755 40,003 354,706 19,415 414,123
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.
2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Deferred day-1 profit or loss reserves
Deferred day-1 profit or loss reserves
Year-to-date
USD m 30.6.26 30.6.25
Reserve balance at the beginning of the period 446 421
Profit / (loss) deferred on new transactions 191 133
(Profit) / loss recognized in the income statement (166) (135)
Foreign currency translation 0 (2)
Reserve balance at the end of the period 472 417

Other valuation adjustment reserves on the balance sheet
Other valuation adjustment reserves on the balance sheet
As of
USD m 30.6.26 31.12.25
Own credit adjustments on financial liabilities designated at fair value
1
(1,368) (1,665)
of which: debt issued designated at fair value (1,332) (1,681)
of which: other financial liabilities designated at fair value (36) 16
Credit valuation adjustments
2
(24) (29)
Funding and debit valuation adjustments (70) (50)
Other valuation adjustments (742) (741)
of which: liquidity (508) (524)
of which: model uncertainty (233) (217)
1 Own credit adjustments on financial liabilities designated at fair value includes amounts for TLAC notes.
2 Amount does not include reserves against defaulted counterparties.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
30.6.26 31.12.25
USD bn 30.6.26 31.12.25 30.6.26 31.12.25 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.3 1.0 0.0 0.0
Relative value to
market comparable Bond price equivalent 9 103 93 11 104 80 points
Loans at fair value (held
for trading and not held for
trading) and guarantees
3
6.9 5.6 0.0 0.0
Relative value to
market comparable Loan price equivalent 4 100 96 19 101 87 points
Discounted expected
cash flows Credit spread 275 275 275 233 277 277
basis
points
Market comparable
and securitization
model Credit spread 75 1,915 248 85 1,965 323
basis
points
Investment fund units
4
0.7 0.7 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
2.3 2.2 0.0 0.1
Relative value to
market comparable Price
Securities financing
transactions 1.0 0.9 0.4 0.5
Discounted expected
cash flows Funding spread 95 181 95 166
basis
points
Debt issued designated at
fair value and Other
financial liabilities
designated at fair value
3
13.3 13.9
Derivative financial instruments
Interest rate 0.8 1.2 0.3 0.3 Option model Volatility of interest rates 61 80 61 85 basis
points
Credit 0.4 0.3 0.5 0.3
Discounted expected
cash flows
Credit spreads
4 1,040 3 1,040
basis
points
Recovery rates 4 60 4 60%
Option model Recovery rates 0 40 0 40%
Equity / index 1.3 1.4 4.4 4.2 Option model Equity dividend yields 0 9 0 11%
Volatility of equity stocks,
equity and other indices
4 195 3 104%
Equity-to-FX correlation (65) 70 (65) 70%
Equity-to-equity
correlation 13 100 (10) 100%
Loan commitments
measured at FVTPL
0.0 0.0
Relative value to
market comparable
Loan price equivalent 66 100 80 100 points
1 The ranges of significant unobservable
inputs are represented in points, percentages and
basis points. Points are
a percentage of par (e.g. 100 points
would be 100% of par).
2 Weighted averages are provided
for most
non-derivative financial
instruments and
were calculated
by weighting
inputs based
on the
fair values
of the
respective instruments.
Weighted averages
are not
provided for
inputs related
to Securities
financing transactions and Derivative financial instruments, as this would not be meaningful.
3 Excludes securities financing transactions. Debt issued designated at fair value and Other financial liabilities designated
at fair value primarily consists of UBS AG structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of which
have embedded derivative parameters that are
considered to be unobservable. The derivative instrument parameters for debt issued designated at
fair value, embedded derivatives for over-the-counter debt instruments reported under Other
financial liabilities designated
at fair value
and funded derivatives
reported under Loans
at fair value
(held for trading
and not held
for trading) are
presented in the
corresponding derivative
financial instruments lines in this table.
4 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.

Sensitivity of fair value measurements to changes in unobservable input assumptions
Sensitivity of fair value measurements to changes in unobservable input assumptions
1
30.6.26 31.12.25
USD m
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Loans at fair value (held for trading and not held for trading) and guarantees
2
32 (49) 79 (67)
Securities financing transactions 14 (22) 16 (8)
Auction rate securities 0 0 8 (4)
Asset-backed securities 19 (15) 15 (15)
Equity instruments
3
194 (194) 414 (389)
Investment fund units 180 (181) 204 (206)
Loan commitments measured at FVTPL 16 (26) 15 (25)
Interest rate derivatives, net 31 (24) 52 (23)
Credit derivatives, net 23 (49) 25 (55)
Foreign exchange derivatives, net 6 (5) 9 (6)
Equity / index derivatives, net 809 (705) 667 (570)
Other 242 (119) 206 (83)
Total 1,567 (1,389) 1,710 (1,452)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or
Other.
2 Sensitivity of funded derivatives is reported under equivalent derivatives.
3 Sensitivity decreased
due to refinements applied in estimating valuation uncertainty.

Movements of Level 3 instruments
Movements of Level 3 instruments
USD bn
Balance
at the
beginning
of the
period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers
into
Level 3
Transfers
out of
Level 3
Foreign
currency
translation
Balance
at the
end
of the
period
For the six months ended 30 June 2026
2
Financial assets at fair value held for
trading 2.3 (0.0) (0.0) 0.9 (0.7) 1.0 (0.4) 0.7 (0.2) (0.0) 3.4
of which: Equity instruments 0.2 (0.0) (0.0) 0.0 (0.3) 0.0 (0.0) 0.4 (0.0) (0.0) 0.2
of which: Corporate and municipal
bonds 0.9 (0.0) (0.0) 0.4 (0.2) 0.0 0.0 0.2 (0.2) (0.0) 1.1
of which: Loans 1.1 0.0 0.0 0.0 (0.3) 1.0 (0.4) 0.0 (0.0) (0.0) 1.4
Derivative financial instruments –
assets 3.2 0.2 0.2 0.0 0.0 0.7 (0.8) 0.1 (0.7) (0.0) 2.8
of which: Interest rate 1.2 0.1 0.1 0.0 0.0 0.0 (0.1) 0.0 (0.4) 0.0 0.8 of which: Equity / index 1.4 0.2 0.1 0.0 0.0 0.6 (0.7) 0.0 (0.3) (0.0) 1.3 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.4
Financial assets at fair value not held
for trading 8.9 0.7 0.7 0.1 (0.1) 1.4 (1.0) 0.0 (0.2) (0.0) 9.7 of which: Loans 4.2 0.7 0.7 0.0 0.0 1.2 (0.5) 0.0 (0.2) (0.0) 5.4
of which: Auction rate securities 0.2 (0.0) 0.0 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.0 of which: Equity instruments 2.1 0.0 0.0 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 2.1
of which: Investment fund units 0.7 (0.0) (0.0) 0.0 (0.1) 0.0 (0.0) 0.0 (0.0) (0.0) 0.6
of which: Asset-backed securities 0.5 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.4
Derivative financial instruments –
liabilities 5.0 0.7 0.6 0.0 0.0 1.4 (1.5) 0.3 (0.5) (0.0) 5.4
of which: Interest rate 0.3 0.2 0.1 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.3 of which: Equity / index 4.2 0.5 0.5 0.0 0.0 1.1 (1.3) 0.2 (0.4) (0.0) 4.4 of which: Credit 0.3 (0.0) (0.0) 0.0 0.0 0.2 0.0 0.1 (0.0) (0.0) 0.5
of which: Loan commitments
measured at FVTPL 0.0 0.0 0.0 0.0 0.0 0.0 (0.0) 0.0 0.0 (0.0) 0.0
Debt issued designated at fair value 12.7 0.4 0.3 0.0 (0.0) 3.7 (2.3) 0.6 (2.4) (0.1) 12.5
Other financial liabilities designated at
fair value 1.6 0.0 0.0 0.0 0.0 0.3 (0.6) 0.0 (0.0) (0.0) 1.3
For the six months ended 30 June 2025
Financial assets at fair value held for
trading 3.1 (0.0) (0.1) 0.4 (1.1) 1.1 (0.4) 0.4 (0.1) 0.1 3.5
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal
bonds 0.8 (0.0) (0.0) 0.3 (0.4) 0.0 (0.0) 0.1 (0.1) 0.0 0.8
of which: Loans 1.8 0.1 (0.0) 0.0 (0.5) 1.1 (0.3) 0.0 (0.0) 0.0 2.2
Derivative financial instruments –
assets 2.8 (0.0) 0.1 0.0 (0.0) 1.3 (0.9) 0.3 (0.3) 0.0 3.2
of which: Interest rate 0.9 0.1 0.1 0.0 (0.0) 0.0 (0.2) 0.1 (0.0) (0.1) 0.9 of which: Equity / index 1.1 (0.2) (0.2) 0.0 0.0 0.7 (0.3) 0.1 (0.2) 0.0 1.3 of which: Credit 0.6 0.1 0.2 0.0 (0.0) 0.5 (0.3) 0.1 (0.1) 0.0 0.9
Financial assets at fair value not held
for trading 8.7 0.7 0.6 0.1 (0.3) 0.7 (0.8) 0.1 (0.1) 0.2 9.3 of which: Loans 3.2 0.7 0.7 0.0 (0.0) 0.5 (0.7) 0.0 (0.0) 0.1 3.7
of which: Auction rate securities 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.2 of which: Equity instruments 2.9 0.1 0.1 0.1 (0.1) 0.0 (0.0) 0.0 (0.0) 0.1 3.1
of which: Investment fund units 0.7 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.0 0.0 0.6 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 0.0 0.0 (0.0) 0.0 0.5
Derivative financial instruments –
liabilities 4.1 0.2 0.2 0.0 (0.0) 1.2 (1.0) 0.1 (0.6) 0.1 4.1
of which: Interest rate 0.3 0.1 0.1 0.0 (0.0) 0.0 (0.1) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.2 0.2 0.0 0.0 1.1 (0.6) 0.1 (0.5) 0.1 3.5 of which: Credit 0.4 (0.0) (0.1) 0.0 0.0 0.1 (0.2) 0.0 (0.0) (0.0) 0.2
of which: Loan commitments
measured at FVTPL 0.1 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 13.3 0.2 0.2 0.0 0.0 2.6 (1.7) 0.8 (2.9) 0.5 12.9
Other financial liabilities designated at
fair value 2.8 (0.0) (0.0) 0.0 (0.0) 0.4 (0.8) 0.0 (0.0) 0.0 2.3
1 Net gains / losses included in
comprehensive income are recognized in
Net interest income and Other net
income from financial instruments measured
at fair value through profit or
loss in the Income statement,
and also in Gains / (losses) from own credit on financial liabilities designated at fair value, before tax in the Statement of comprehensive income. Of the USD
0.2 bn net losses (30 June 2025: USD 0.2 bn net gains) in
net gains / losses
included in comprehensive
income, USD
0.3
bn net losses (30
June 2025: USD
0.1
bn net gains) are
recognized in the Income
statement and USD
0.1
bn net gains (30
June 2025: USD
0.1 bn net
gains) are recognized
in the Statement
of comprehensive
income in Gains
/ (losses)
from own credit
on financial liabilities
designated at
fair value,
before tax.
2 Total
Level 3 assets
as of 30 June
2026 were
USD 16.0 bn (31 December 2025: USD 14.5 bn). Total Level 3 liabilities as of 30 June 2026 were USD 19.2 bn (31 December 2025: USD 19.4 bn).

Financial instruments not measured at fair value
Financial instruments not measured at fair value
30.6.26 31.12.25
USD bn Carrying amount Fair value Carrying amount Fair value
Assets
Cash and balances at central banks 215.7 215.7 209.9 209.9
Amounts due from banks 21.0 20.9 19.6 19.6
Receivables from securities financing transactions measured at amortized cost 83.6 83.6 83.7 83.7
Cash collateral receivables on derivative instruments 51.3 51.3 41.6 41.6
Loans and advances to customers 662.9 656.5 653.8 648.9
Other financial assets measured at amortized cost 72.3 71.3 71.9 71.1
Liabilities
Amounts due to banks 27.3 27.4 24.4 24.5
Payables from securities financing transactions measured at amortized cost 20.4 20.4 16.2 16.2
Cash collateral payables on derivative instruments 37.3 37.3 34.2 34.2
Customer deposits 784.8 785.6 788.4 789.0
Debt issued measured at amortized cost 222.4 227.4 214.7 219.9
Other financial liabilities measured at amortized cost
1
12.9 12.9 11.6 11.6
1 Excludes lease liabilities.